Operating Lease Liabilities (Details) - Schedule of analyzed for reporting purposes - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of Analyzed for Reporting Purposes [Abstract]
Long-term portion of operating lease liabilities	$ 1,849,902	$ 1,473,093
Current maturities of operating lease liabilities	271,151	778,742
Total	$ 2,121,053	$ 2,251,835